Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss per Share

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	As of December 31,		As of June 30,
	2012	2013	2013	2014
			(unaudited)
Redeemable convertible preferred stock	7,019,599	13,713,407	11,313,370	—
Options to purchase common stock	2,336,314	3,098,573	2,672,904	3,174,470
Warrants to purchase common stock	250,646	250,646	250,646	250,646